SUBSEQUENT EVENTS (Details Narrative)	Jul. 11, 2025 shares	Jun. 12, 2024 shares	Sep. 12, 2025 SGD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($) shares	Jun. 30, 2024 SGD ($) shares	Sep. 20, 2023 shares	May 30, 2023 shares
Subsequent Event [Line Items]
Reverse stock splits shares		10,000
Ordinary Shares issued				20,000,000	20,000,000	20,000,000	10	1
Ordinary Shares outstanding				20,000,000	20,000,000	20,000,000
Trust fund for acquisition, other receivables | $					$ 28,195	$ 71,477
Foreign Plan [Member]
Subsequent Event [Line Items]
Trust fund for acquisition, other receivables				$ 2,000,000	$ 2,565,000
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary Shares issued				18,652,750	18,652,750
Ordinary Shares outstanding				18,652,750	18,652,750
Common Class B [Member]
Subsequent Event [Line Items]
Ordinary Shares issued				10,547,250	10,547,250
Ordinary Shares outstanding				10,547,250	10,547,250
Subsequent Event [Member] | Foreign Plan [Member]
Subsequent Event [Line Items]
Trust fund for acquisition, other receivables | $			$ 2,600,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary Shares issued	2,072,528
Ordinary Shares outstanding	2,072,528
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Ordinary Shares issued	1,171,917
Ordinary Shares outstanding	1,171,917
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Reverse stock splits shares	3,244,445